UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-7088
Van Kampen Massachusetts Value Municipal Income Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 7/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 174.9%
	Massachusetts 165.9%
$1,000	Boston, MA Wtr & Swr Commn Rev Gen Sr Rfdg, Ser A	5.000%	11/01/26	$1,082,540
1,000	Braintree, MA Muni Purp Ln	5.000	05/15/26	1,061,130
1,000	Holyoke, MA Gas & Elec Dept Rev, Ser A (NATL Insd)	5.000	12/01/31	882,240
1,000	Massachusetts Bay Trans Auth MA Sales Tax Rev Sr, Ser B	5.250	07/01/21	1,168,230
1,220	Massachusetts St College Bldg Auth Proj Rev, Ser A (AMBAC Insd)	5.000	05/01/36	1,128,549
1,000	Massachusetts St Cons Ln, Ser A	5.000	08/01/20	1,127,540
1,000	Massachusetts St Cons Ln, Ser A	5.000	03/01/25	1,083,730
1,000	Massachusetts St Dev Fin Agy M/Srbc Proj, Ser A (NATL Insd)	5.125	08/01/28	951,610
1,000	Massachusetts St Dev Fin Agy Rev College Pharmacy & Allied Hlth, Ser D (AGL Insd)	5.000	07/01/35	995,640
250	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.000	01/01/24	195,017

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$450	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.500%	01/01/35	$329,832
600	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250	07/01/34	435,906
1,000	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	816,780
300	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	178,185
1,000	Massachusetts St Dev Fin Agy Rev MA College of Pharmacy, Ser B (Prerefunded @ 1/01/10)	6.750	07/01/30	1,036,760
250	Massachusetts St Dev Fin Agy Sabis International Charter, Ser A	8.000	04/15/39	262,947
1,000	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Point (AMT) (b)	5.000	02/01/36	832,410
2,000	Massachusetts St Hlth & Ed Boston College, Ser N	5.125	06/01/33	2,018,200
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Brandeis Univ, Ser I (NATL Insd)	4.750	10/01/28	953,920
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (NATL Insd)	5.375	02/01/28	921,290
3,500	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	3,591,822
1,185	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant (Prerefunded @ 1/01/12)	6.000	07/01/31	1,190,392

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$1,100	Massachusetts St Hlth & Ed Fac Auth Rev Partners Hlthcare Sys, Ser G-5	5.000%	07/01/47	$1,046,430
750	Massachusetts St Hlth & Ed Fac Auth Rev Rfdg Northeastern Univ, Ser Y-2	5.500	10/01/24	778,335
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth Sys Rfdg, Ser C (Connie Lee Insd)	7.000	07/01/10	1,017,330
930	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	660,272
1,000	Massachusetts St Hsg Fin Agy Hsg Rev, Ser H (AMT)	5.000	12/01/28	947,700
1,000	Massachusetts St Indl Fin Agy Rev Whitehead Inst Biomedical Resh	5.125	07/01/26	1,000,590
930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.900	12/01/29	818,075
930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.950	12/01/35	793,225
1,000	Massachusetts St Ref, Ser A (FSA Insd)	5.250	08/01/20	1,171,910
3,500	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (FSA Insd) (a)	5.000	08/15/30	3,560,112
2,800	Massachusetts St Tpk Auth Metro Hwy Sys Rev Cap Apprec Sr, Ser C (NATL Insd)	*	01/01/22	1,348,760
1,000	Massachusetts St Tpk Auth Metro Hwy Sys Rev Sub, Ser A (AMBAC Insd)	5.000	01/01/39	907,250
2,455	Massachusetts St Tpk Auth Rev Rfdg, Ser A (e)	5.000	01/01/13	2,622,235

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$5,000	Massachusetts St Wtr Pollutn Abatement Tr Pool Pgm, Ser 12 (a)	4.375%	08/01/31	$4,914,725
50	Massachusetts St Wtr Pollutn MWRA Pgm, Ser A	5.000	08/01/32	50,765
1,000	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/24	1,091,060
1,500	Narragansett, MA Regl Sch Dist (AMBAC Insd) (Prerefunded @ 6/01/10)	5.375	06/01/18	1,555,950
1,000	New Bedford, MA Muni Purp Ln (NATL Insd)	5.000	05/01/20	1,053,140
1,000	Pittsfield, MA (NATL Insd)	5.125	04/15/22	1,039,750
1,975	Westford, MA (AMBAC Insd)	5.250	06/01/19	2,151,150

				50,773,434

	Guam 1.8%
300	Guam Econ Dev & Comm Auth Tob Settlement	5.625	06/01/47	213,366
350	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.375	12/01/24	347,053

				560,419

	U.S. Virgin Islands 7.2%
1,000	University Virgin Island Impt, Ser A	5.375	06/01/34	862,180
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,010,340
300	Virgin Islands Pub Fin Auth Rev Matching Fd Ln-Diago, Ser A	6.750	10/01/19	313,908

				2,186,428

Total Long-Term Investments 174.9% (Cost $54,332,358)				53,520,281

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Description	Value

Short-Term Investments 5.7%
Massachusetts St Dev Fin Agy Rev Rfdg College Holy Cross, Ser A ($600,000 par, coupon 0.330%, 09/01/37 maturity) (LOC: Bank Of America) (b)(d)	$600,000
Massachusetts St Hlth & Ed Fac Auth Rev Museum Fine, Ser A-2 ($1,150,000 par, coupon 0.300%, 12/01/37 maturity) (b)(d)	1,150,000

Total Short-Term Investments 5.7% (Cost $1,750,000)	1,750,000

Total Investments 180.6% (Cost $56,082,358)	55,270,281

Liability for Floating Rate Note Obligations Related to Securities Held (21.5%)
(Cost ($6,580,000))
(6,580) Notes with interest rates ranging from 0.36% to 0.71% at July 31, 2009 and contractual maturities of collateral ranging from 2030 to 2038 (c)	(6,580,000)

Total Net Investments 159.1% (Cost $49,502,358)	48,690,281

Other Assets in Excess of Liabilities 1.4%	413,608

Preferred Shares (including accrued distributions) (60.5%)	(18,501,389)

Net Assets Applicable to Common Shares 100.0%	$30,602,500

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2009.

(d)	Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date. The maturity date shown represents the next reset date.

(e)	Escrowed to Maturity

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
Connie Lee — Connie Lee Insurance Co.
FSA — Financial Security Assurance Inc.
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corp.
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total

Assets
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$53,173,228	$—	$53,173,228
Issued by Foreign Governments	—	347,053	—	347,053

Short-Term Investments	—	1,750,000	—	1,750,000

Total Assets	$—	$55,270,281	$—	$55,270,281

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Massachusetts Value Municipal Income Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	September 17, 2009